Capital reorganization (the "SPAC Merger") - Related transactions (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 18, 2023	Feb. 14, 2023	Dec. 31, 2023
Ordinary Shares issued in exchange for the following (in thousands):
Backstop Commitment Fee (f)			350,000
Ordinary Shares issued			5,655,000
Fair value of Vast shares issued in exchange for NETC shares valued at $11.99 per share			67,799,000
Vast Warrants issued in exchange for NETC warrants (c)			$ 4,129
Shares issued as settlement of transaction expenses (e)			307
Fair value of the Earnout Shares			22,576
Fair value of share consideration			94,811
Net assets	$ (11,206)		11,206
Total			$ 106,017
Ordinary share price	$ 11.99
NETC Class A Common Stock
Ordinary Shares issued in exchange for the following (in thousands):
Backstop Commitment Fee (f)			805,000
NETC Class F Common Stock
Ordinary Shares issued in exchange for the following (in thousands):
Backstop Commitment Fee (f)			3,000,000
Accelerated Earnback Share
Ordinary Shares issued in exchange for the following (in thousands):
Backstop Commitment Fee (f)			1,500,000
Ordinary Shares issued			350,000
NETC
Ordinary Shares issued in exchange for the following (in thousands):
Fair value of the Earnout Shares			$ 22,600
Fair value of share consideration			94,800
Net assets	$ 11,200		$ 11,200
Total		$ 106,000
Ordinary share price		$ 11,990,000	$ 11.99